Formation of the Partnership, Organization and Nature of Business (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended			4 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended		3 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended	0 Months Ended				0 Months Ended		4 Months Ended	6 Months Ended	0 Months Ended	4 Months Ended		6 Months Ended	0 Months Ended		0 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended				0 Months Ended
	May 17, 2013	Jan. 30, 2013	Jan. 23, 2013	May 19, 2013	Jun. 30, 2013	Dec. 31, 2012	Jan. 30, 2013 Initial Public Offering	Jan. 23, 2013 Initial Public Offering	Dec. 31, 2012 Initial Public Offering	Jun. 30, 2013 Initial Public Offering	Jun. 10, 2013 Underwritten Offering	May 20, 2013 Underwritten Offering	Jun. 30, 2013 Underwritten Offering	Jan. 23, 2013 10.875% senior secured notes due 2017	Jun. 30, 2013 10.875% senior secured notes due 2017	Dec. 31, 2012 10.875% senior secured notes due 2017	Dec. 31, 2011 10.875% senior secured notes due 2017	Jan. 23, 2013 10.875% senior secured notes due 2017 Initial Public Offering	Jan. 23, 2013 Affiliate of Icahn Enterprises	May 19, 2013 Affiliate of Icahn Enterprises	Jun. 30, 2013 Affiliate of Icahn Enterprises	Jan. 23, 2013 CVR Refining Holdings	May 19, 2013 CVR Refining Holdings	May 19, 2013 CVR Refining Holdings	Jun. 30, 2013 CVR Refining Holdings	Dec. 31, 2012 CVR Refining Holdings Refining LLC	Jun. 30, 2013 CVR Refining Holdings CVR Refining GP, LLC	Jan. 23, 2013 CRLLC	Jun. 30, 2013 CRLLC	Jun. 30, 2013 CRLLC Initial Public Offering	Dec. 31, 2012 CRLLC CVR Partners	Jun. 30, 2013 CVR Energy, Inc Underwritten Offering	Jun. 30, 2013 CVR Energy, Inc Offer	Apr. 18, 2012 CVR Energy, Inc Offer item	Jun. 30, 2013 CVR Energy, Inc Icahn Enterprises, LP	Dec. 31, 2012 CVR Energy, Inc CVR Partners Minimum	May 29, 2013 CVR Energy, Inc Affiliate of Icahn Enterprises Underwritten Offering
Percentage of membership interest in other entity transferred by limited partner																										100.00%
Percentage of membership interest in other entity transferred by limited partner																													100.00%
Limited partner interest (as a percent)																						81.00%	81.00%	81.00%	71.00%				71.00%		70.00%
Ownership percentage held by controlling stockholder																																			82.00%
Number of partnership units sold in offering (in shares)		3,600,000	24,000,000				3,600,000	24,000,000			1,209,236	12,000,000							4,000,000
Offering price per unit (in dollars per share)		$ 25.00	$ 25.00				$ 25.00	$ 25.00			$ 30.75	$ 30.75
Number of partnership units sold in privately negotiated transaction (in shares)																																					2,000,000
Underwriting fees paid													$ 12.2
Offering costs paid													0.4
Net proceeds from offering			653.6							653.6			394.0
Number of partnership units redeemed (in shares)																																13,209,236
Common units outstanding (in shares)					147,600,000
Common units owned by the public (in shares)					42,809,236																6,000,000
Common units outstanding (in shares)					147,600,000																				104,790,764
Ownership interest (as a percent)																											100.00%
Proceeds from initial public offering used to repurchase CRLLC's 10.875% senior secured notes due 2017														253.0				253.0
Stated interest rate (as a percent)														10.875%	10.875%	10.875%	10.875%
Proceeds from initial public offering used to fund the turnaround expenses			54.0						54.0
Proceeds from initial public offering used for distributions																												85.1		85.1
Proceeds from initial public offering used to prefund certain maintenance and environmental capital expenditures through 2014			160.0							160.0
Proceeds from initial public offering allocated to be utilized for general corporate purposes										101.5
Cash on hand distributed	$ 233.2																											$ 150.0
Percentage of limited partner interest held by the public			19.00%	19.00%	29.00%														3.00%	3.00%	4.00%
Price per share of common stock offered in tender offer (in dollars per share)																																		$ 30.00
Number of non-transferable contingent cash payment rights for each share																																		1
Aggregate ownership percentage																																	82.00%
Maximum period after the end of each quarter of cash distribution to common unitholders					60 days	60 days
Percentage of common units owned by managing partner																																				50.00%